Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Feb. 28, 2020
Entity Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2020
Document Effective Date	Feb. 28, 2020
Prospectus Date	Feb. 28, 2020
SIM U.S. Core Managed Volatility Fund | Class Z Shares
Prospectus [Line Items]
Trading Symbol	SIMUX
SIM Global Core Managed Volatility Fund | Class Z Shares
Prospectus [Line Items]
Trading Symbol	SIMVX
SIM Global Moderate Managed Volatility Fund | Class Z Shares
Prospectus [Line Items]
Trading Symbol	SIMMX
SIM Global Equity Fund | Class Z Shares
Prospectus [Line Items]
Trading Symbol	SIMAX
SIM Income Fund | Class Z Shares
Prospectus [Line Items]
Trading Symbol	SIMZX